Adoption of New Accounting Standards	12 Months Ended
Dec. 31, 2018
Disclosure Of Changes In Accounting Estimates [Abstract]
Adoption of New Accounting Standards
4.	ADOPTION OF NEW ACCOUNTING STANDARDS

IFRS 9, Financial Instruments

As referenced in note 2 above, the Corporation adopted IFRS 9 on January 1, 2018. As permitted by IFRS 9, the Corporation elected to continue to apply the hedge accounting requirements of IAS 39 rather than the new requirements of IFRS 9 and will comply with the revised annual hedge accounting disclosures as required by the related amendments to IFRS 7. The impact of the Corporation’s transition to IFRS 9 is summarized below.

Classification of financial assets

As of January 1, 2018, management assessed which business models apply to the financial assets held by the Corporation and classified those financial assets into the appropriate IFRS 9 categories as follows:

Financial assets - January 1, 2018 In thousands of U.S. Dollars	Available-for-sale	FVTPL	FVOCI	Total financial assets
Opening balance - IAS 39	129,650	—	—	129,650
Reclassification of bonds from Available-for-sale to FVOCI	(115,343)	—	115,343	—
Reclassification of funds from Available-for-sale to FVTPL	(7,045)	7,045	—	—
Reclassification of equity in unquoted companies from Available-for-sale to FVTPL	(6,981)	6,981	—	—
Reclassification of equity in quoted companies from Available-for-sale to FVTPL	(281)	281	—	—
Opening balance - IFRS 9	—	14,307	115,343	129,650

Impairment of financial assets

The Corporation holds three types of financial assets subject to the new expected credit losses model applicable under IFRS 9 as follows: (i) Trade receivables carried at amortized cost; (ii) Debt instruments carried at FVOCI; and (iii) Other financial assets carried at amortized cost.

The Corporation was required to revise its impairment methodology upon adoption of IFRS 9 for each of these classes of financial assets. The impact of the change in impairment methodology on the opening carrying amounts of these financial assets and the opening balance of retained earnings is disclosed in the measurement of financial instruments table below.

The nature of the Corporation’s business does not generate significant receivables and its investments are considered low risk as it pursues an investment strategy that only permits highly liquid investments with reputable financial institutions.

Financial liabilities – debt modification

The Corporation was required to adjust the carrying amount of its existing long-term debt in respect of historic debt modifications upon adoption of IFRS 9. The adjustment required in respect of each of the historic debt modifications was calculated as the difference between the present value of the original contractual cash flows and the modified cash flows discounted at the original effective interest rate. This differs from the treatment under IAS 39, which required an adjustment to the prevailing effective interest rate on the loan rather than an adjustment to the carrying amount.

The impact of the change in treatment of historic debt modifications on the carrying amount of long-term debt and the opening balance of retained earnings is disclosed in the measurement of financial instruments table below.

Measurement of financial instruments

The table below illustrates the result of adoption of IFRS 9 as of January 1, 2018, and the measurement impact on the respective categories of financial instruments:

	Measurement Category		Carrying amount
In thousands of U.S. Dollars	Original (IAS 39)	New (IFRS 9)	Original (IAS 39)	New (IFRS 9)	Adjustment to opening retained earnings
Bonds	Available-for-sale	FVOCI	115,343	115,343	213
Funds	Available-for-sale	FVTPL	7,045	7,045	—
Equity in unquoted companies	Available-for-sale	FVTPL	6,981	8,767	(1,786)
Equity in quoted companies	Available-for-sale	FVTPL	281	281	—
Trade receivables	Loans and receivables	Amortized cost	112,227	111,435	792
Cash and restricted cash	Loans and receivables	Amortized cost	564,018	563,037	981
Long-term debt	Amortized cost	Amortized cost	(2,358,569)	(2,314,675)	(43,894)
			(1,552,674)	(1,508,767)	(43,694)

The Corporation has not designated any financial assets that meet the criteria for classification at amortized cost or FVOCI as FVTPL on initial recognition. Prior to the application of IFRS 9, the Corporation did not have a material impairment allowance recorded in respect of financial instruments. The adoption of IFRS 9 did not have a material impact on the impairment allowance recorded.

IFRS 15, Revenue from contracts with customers

As referenced in note 2 above, the Corporation adopted IFRS 15, Revenue from contracts with customers on January 1, 2018. The adoption of IFRS 15 did not have a material impact on the timing and amount of revenue recognized by the Corporation.

The Corporation amended the presentation and disclosure of total revenue as a result of the requirement under IFRS 15 to show revenue from contracts with customers separately from other sources of revenue. See note 6. Notwithstanding the presentation and disclosure requirement of IFRS 15 for total revenue, the Corporation presents disaggregated revenue disclosures within the segmental information note including details by segment, major line of operation and geographical region. See note 7.